Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 9,706
Trade accounts receivable		399
Advances to various creditors	38	47
Prepayments and other (Note 9)	518	1,089
Vessel held for sale (Note 6)		25,200
Total current assets	10,262	26,735
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 5)	14,400
Vessels, net (Notes 4)		177,292
Other fixed assets, net	1,467	1,851
Total fixed assets	15,867	179,143
OTHER NON CURRENT ASSETS:
Restricted cash (Note 18)	1,739	5,537
Total assets	27,868	211,415
CURRENT LIABILITIES:
Current portion of debt (Note 10)		150,395
Debt from related parties (Note 10)		2,632
Debt related to vessel held for sale (Note 10)		19,592
Derivative financial instruments (Note 18)	1,135	5,811
Due to related parties (Notes 1 and 7)	807	2,150
Accounts payable	2,082	3,732
Accrued liabilities	4,581	6,659
Unearned revenue		2,659
Total current liabilities	8,605	193,630
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 18)	562
Other non-current liabilities (Note 20)	3,906	4,706
Total non-current liabilities	4,468	4,706
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 17,147,534 and 17,287,534 shares issued and outstanding at December 31, 2012 and December 31, 2013 (Note 12)	174	172
Additional paid-in capital (Note 12)	293,304	292,961
Accumulated other comprehensive income		37
Accumulated deficit	(278,683)	(280,091)
Total stockholders' equity	14,795	13,079
Total liabilities and stockholders' equity	27,868	211,415
Total liabilities	$ 13,073	$ 198,336